Summary of Significant Accounting Policies (Details) - USD ($)	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023
Summary of Significant Accounting Policies [Line Items]
Expected credit losses (in Dollars)	$ 2,590,291
Impairment on investment (in Dollars)
Impairment of long-term investment (in Dollars)	256,420
Impairment of long-lived assets (in Dollars)
Revenues from contracts with customers, percentage	6.90%	3.50%	3.00%
Structured note portfolio, description	the Company subscribed for 50% of the structured note portfolio. According to the agreements among the Company and other holders of structured notes, company gains and losses mainly from (i) in the event the portfolio makes gains and declares distribution of dividends from the portfolio, the Company is entitled to 20% of dividends, (ii) in the event the portfolio suffers losses, the other 50% holders of structured notes shall bear the losses until the net assets of the portfolio reached 55% of total subscription amount, and (iii) in the event the net assets of portfolio is below 55% of subscription amount, the portfolio is terminated.
Tax benefit realized on examination	50.00%
Customer Concentration Risk [Member] | Commission Expense [Member] | Broker One [Member]
Summary of Significant Accounting Policies [Line Items]
Total revenue	75.00%	70.00%	76.00%
Customer Concentration Risk [Member] | Commission Expense [Member] | Broker Two [Member]
Summary of Significant Accounting Policies [Line Items]
Total revenue	18.00%	25.00%	18.00%
Customer Concentration Risk [Member] | Customer One [Member] | Revenue Benchmark [Member]
Summary of Significant Accounting Policies [Line Items]
Total revenue	20.00%	15.00%	13.00%
Customer Concentration Risk [Member] | Customer One [Member] | Accounts Payable [Member]
Summary of Significant Accounting Policies [Line Items]
Total revenue	37.00%	24.00%	27.00%
Customer Concentration Risk [Member] | Customer Two [Member] | Revenue Benchmark [Member]
Summary of Significant Accounting Policies [Line Items]
Total revenue	12.00%		10.00%
Customer Concentration Risk [Member] | Customer Two [Member] | Accounts Payable [Member]
Summary of Significant Accounting Policies [Line Items]
Total revenue	27.00%	22.00%	19.00%
Customer Concentration Risk [Member] | Customer Three [Member] | Accounts Payable [Member]
Summary of Significant Accounting Policies [Line Items]
Total revenue	17.00%	13.00%
Customer Concentration Risk [Member] | Customer Four [Member] | Accounts Payable [Member]
Summary of Significant Accounting Policies [Line Items]
Total revenue		13.00%
Accounts Receivable [Member]
Summary of Significant Accounting Policies [Line Items]
Expected credit losses (in Dollars)	$ 2,590,291
Minimum [Member] | Long-term investment [Member]
Summary of Significant Accounting Policies [Line Items]
Equity method investment percentage	3.00%
Maximum [Member] | Long-term investment [Member]
Summary of Significant Accounting Policies [Line Items]
Equity method investment percentage	5.00%